Investments (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Total Investments [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 0.0	$ 202.0
Securities Loaned, Asset	0.0	798.0
Restricted Investments	690.0	778.0
Current	3,014.8	2,595.2
Long-term investments	21,664.8	22,193.9
Total investments	24,679.6	24,789.1
Debt And Equity Securities Available For Sale [Member]
Total Investments [Line Items]
Current	2,877.1	2,463.8
Long-term investments	18,445.9	18,977.9
Total investments	21,323.0	21,441.7
Mortgage Loans [Member]
Total Investments [Line Items]
Current	126.9	124.2
Long-term investments	1,426.8	1,438.0
Total investments	1,553.7	1,562.2
Other Investments [Member]
Total Investments [Line Items]
Current	10.8	7.2
Long-term investments	1,792.1	1,778.0
Total investments	$ 1,802.9	$ 1,785.2